Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories
	December 31,
	2013	2014
Raw materials	$51,762	$58,071
Work-in-progress	35,821	30,089
Finished goods	51,225	62,482
Total inventories	$138,808	$150,642